UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5912

MFS SPECIAL VALUE TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2017

MFS® SPECIAL VALUE TRUST

PORTFOLIO OF INVESTMENTS

7/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 56.0%
Aerospace - 1.0%
Dae Funding LLC, 5%, 8/01/2024 (z)	$105,000	$107,207
KLX, Inc., 5.875%, 12/01/2022 (n)	110,000	115,638
TransDigm, Inc., 6.5%, 7/15/2024	125,000	132,344
TransDigm, Inc., 6.375%, 6/15/2026	65,000	67,925

		$423,114
Asset-Backed & Securitized - 0.0%
Citigroup Commercial Mortgage Trust, FRN, 5.691%, 12/10/2049	$220,000	$13,750
Morgan Stanley Capital I, Inc., FRN, 1.493%, 4/28/2039 (i)(z)	55,566	528

		$14,278
Automotive - 0.2%
Gates Global LLC, 6%, 7/15/2022 (n)	$100,000	$102,125

Broadcasting - 1.8%
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/2022	$40,000	$41,200
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/2022	100,000	103,625
E. W. Scripps Co., 5.125%, 5/15/2025 (n)	75,000	77,625
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029	110,000	122,100
Liberty Media Corp. - Liberty Formula One, 8.25%, 2/01/2030	35,000	38,150
Match Group, Inc., 6.375%, 6/01/2024	70,000	76,213
Netflix, Inc., 5.875%, 2/15/2025	135,000	151,200
Netflix, Inc., 4.375%, 11/15/2026 (n)	40,000	40,500
WMG Acquisition Corp., 5%, 8/01/2023 (z)	30,000	31,050
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)	95,000	97,613

		$779,276
Building - 2.7%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (n)	$85,000	$90,313
Allegion PLC, 5.875%, 9/15/2023	43,000	46,290
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/2021	120,000	123,900
Beacon Roofing Supply, Inc., 6.375%, 10/01/2023	95,000	102,363
Gibraltar Industries, Inc., 6.25%, 2/01/2021	95,000	98,206
HD Supply, Inc., 5.75%, 4/15/2024 (n)	95,000	101,769
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022 (z)	100,000	108,541
PriSo Acquisition Corp., 9%, 5/15/2023 (n)	130,000	137,800
Standard Industries, Inc., 5.375%, 11/15/2024 (n)	95,000	99,988
Standard Industries, Inc., 6%, 10/15/2025 (n)	65,000	69,469
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023	130,000	136,175
Summit Materials LLC/Summit Materials Finance Co., 5.125%, 6/01/2025 (n)	25,000	25,688

		$1,140,502
Business Services - 1.4%
Alliance Data Systems Corp., 5.875%, 11/01/2021 (n)	$100,000	$104,000
Alliance Data Systems Corp., 5.375%, 8/01/2022 (n)	25,000	25,313
Alpine Finance Merger Sub LLC, 6.875%, 8/01/2025 (z)	60,000	62,250
CDK Global, Inc., 4.875%, 6/01/2027 (n)	105,000	107,888
Equinix, Inc., 4.875%, 4/01/2020	55,000	56,485
Equinix, Inc., 5.375%, 1/01/2022	25,000	26,188
Equinix, Inc., 5.375%, 4/01/2023	35,000	36,400
First Data Corp., 5%, 1/15/2024 (n)	190,000	197,600

		$616,124

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Cable TV - 3.9%
Altice Financing S.A., 6.625%, 2/15/2023 (n)		$200,000	$211,875
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023 (n)		235,000	246,750
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024		115,000	121,038
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)		25,000	26,594
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)		80,000	86,000
Cequel Communications Holdings, 6.375%, 9/15/2020 (n)		63,000	64,103
DISH DBS Corp., 5%, 3/15/2023		90,000	93,347
DISH DBS Corp., 5.875%, 11/15/2024		75,000	81,356
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023		50,000	43,125
Intelsat Jackson Holdings S.A., 8%, 2/15/2024 (n)		20,000	21,725
LGE Holdco VI B.V., 7.125%, 5/15/2024 (n)	EUR	100,000	133,769
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)		$85,000	87,550
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)		60,000	64,725
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)		45,000	47,250
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)		200,000	215,000
Videotron Ltd., 5.375%, 6/15/2024 (n)		25,000	26,656
Videotron Ltd., 5.125%, 4/15/2027 (n)		110,000	113,300

			$1,684,163
Chemicals - 0.9%
Chemours Co., 6.625%, 5/15/2023		$70,000	$75,170
Chemours Co., 7%, 5/15/2025		30,000	33,450
GCP Applied Technologies Co., 9.5%, 2/01/2023 (n)		110,000	125,263
Tronox Finance LLC, 7.5%, 3/15/2022 (n)		125,000	130,938

			$364,821
Computer Software - 0.9%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)		$70,000	$77,968
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)		85,000	89,144
Nuance Communications, Inc., 5.625%, 12/15/2026 (n)		80,000	85,200
VeriSign, Inc., 4.75%, 7/15/2027 (z)		27,000	27,405
VeriSign, Inc., 4.625%, 5/01/2023		35,000	35,963
VeriSign, Inc., 5.25%, 4/01/2025		85,000	90,525

			$406,205
Computer Software - Systems - 1.1%
CDW LLC/CDW Finance Corp., 5%, 9/01/2025		$25,000	$26,110
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)		115,000	120,175
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)		115,000	120,175
SS&C Technologies Holdings, Inc., 5.875%, 7/15/2023		80,000	85,000
Western Digital Corp., 10.5%, 4/01/2024		90,000	106,538

			$457,998
Conglomerates - 1.7%
Amsted Industries Co., 5%, 3/15/2022 (n)		$135,000	$139,725
EnerSys, 5%, 4/30/2023 (n)		145,000	148,988
Enpro Industries, Inc., 5.875%, 9/15/2022		125,000	130,469
Enpro Industries, Inc., 5.875%, 9/15/2022 (n)		5,000	5,219
Entegris, Inc., 6%, 4/01/2022 (n)		172,000	180,108
SPX FLOW, Inc., 5.625%, 8/15/2024 (n)		105,000	108,675

			$713,184
Construction - 0.1%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)		$125,000	$31,712

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Consumer Products - 0.6%
NBTY, Inc., 7.625%, 5/15/2021 (n)	$95,000	$102,363
Prestige Brands, Inc., 5.375%, 12/15/2021 (n)	55,000	56,513
Spectrum Brands, Inc., 6.125%, 12/15/2024	10,000	10,700
Spectrum Brands, Inc., 5.75%, 7/15/2025	75,000	80,250

		$249,826
Consumer Services - 1.5%
ADT Corp., 6.25%, 10/15/2021	$110,000	$120,175
Interval Acquisition Corp., 5.625%, 4/15/2023	170,000	176,800
Mobile Mini, Inc., 5.875%, 7/01/2024	80,000	83,600
Monitronics International, Inc., 9.125%, 4/01/2020	120,000	112,500
Service Corp. International, 5.375%, 5/15/2024	50,000	53,063
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)	105,000	107,363

		$653,501
Containers - 2.3%
Berry Global Group, Inc., 5.5%, 5/15/2022	$125,000	$130,313
Berry Global Group, Inc., 6%, 10/15/2022	30,000	31,875
Crown American LLC, 4.25%, 9/30/2026 (n)	55,000	55,413
Multi-Color Corp., 6.125%, 12/01/2022 (n)	123,000	128,843
Plastipak Holdings, Inc., 6.5%, 10/01/2021 (n)	114,000	117,990
Reynolds Group, 5.75%, 10/15/2020	50,000	51,125
Reynolds Group, 5.125%, 7/15/2023 (n)	70,000	73,675
Reynolds Group, 7%, 7/15/2024 (n)	70,000	75,688
Sealed Air Corp., 4.875%, 12/01/2022 (n)	115,000	121,900
Sealed Air Corp., 5.125%, 12/01/2024 (n)	25,000	26,719
Sealed Air Corp., 5.5%, 9/15/2025 (n)	25,000	27,250
Signode Industrial Group, 6.375%, 5/01/2022 (n)	85,000	88,825
Silgan Holdings, Inc., 5.5%, 2/01/2022	10,000	10,250
Silgan Holdings, Inc., 4.75%, 3/15/2025 (n)	60,000	61,800

		$1,001,666
Electrical Equipment - 0.3%
CommScope Holding Company, Inc., 5.5%, 6/15/2024 (n)	$30,000	$31,613
CommScope Technologies LLC, 5%, 3/15/2027 (n)	75,000	75,188

		$106,801
Electronics - 0.3%
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	$40,000	$43,500
Sensata Technologies B.V., 5%, 10/01/2025 (n)	60,000	63,150

		$106,650
Emerging Market Sovereign - 0.7%
Republic of Ecuador, 10.5%, 3/24/2020 (n)	$200,000	$212,000
Republic of Venezuela, 7%, 3/31/2038	203,000	77,140

		$289,140
Energy - Independent - 3.3%
Afren PLC, 11.5%, 2/01/2016 (a)(d)(n)	$195,167	$59
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.875%, 12/15/2024 (n)	110,000	115,500
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	125,000	124,219
Consol Energy, Inc., 5.875%, 4/15/2022	85,000	85,372
Consol Energy, Inc., 8%, 4/01/2023	65,000	69,063
Continental Resources, Inc., 4.5%, 4/15/2023	155,000	151,125
Diamondback Energy, Inc., 5.375%, 5/31/2025	105,000	108,675

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Energy - Independent - continued
Gulfport Energy Corp., 6%, 10/15/2024 (n)	$75,000	$74,063
Gulfport Energy Corp., 6.375%, 5/15/2025 (n)	25,000	24,969
Laredo Petroleum, Inc., 6.25%, 3/15/2023	110,000	113,438
PDC Energy, Inc., 6.125%, 9/15/2024 (n)	120,000	123,150
Rice Energy, Inc., 7.25%, 5/01/2023	55,000	59,056
Seven Generations Energy, 8.25%, 5/15/2020 (n)	45,000	47,025
Seven Generations Energy, 6.75%, 5/01/2023 (z)	85,000	89,250
SM Energy Co., 6.75%, 9/15/2026	130,000	129,350
Whiting Petroleum Corp., 6.25%, 4/01/2023	105,000	98,963

		$1,413,277
Entertainment - 0.7%
Cedar Fair LP, 5.375%, 6/01/2024	$35,000	$36,750
Cedar Fair LP, 5.375%, 4/15/2027 (n)	55,000	58,025
Cinemark USA, Inc., 5.125%, 12/15/2022	50,000	51,563
Cinemark USA, Inc., 4.875%, 6/01/2023	25,000	25,425
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	145,000	147,538

		$319,301
Financial Institutions - 2.0%
Aircastle Ltd., 5.125%, 3/15/2021	$40,000	$42,400
Aircastle Ltd., 5.5%, 2/15/2022	40,000	43,400
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/2018	75,000	74,906
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/2020	290,000	297,424
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/2021	40,000	41,000
Navient Corp., 7.25%, 1/25/2022	120,000	131,400
Navient Corp., 7.25%, 9/25/2023	45,000	49,232
Navient Corp., 6.125%, 3/25/2024	39,000	40,463
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	135,000	137,447

		$857,672
Food & Beverages - 1.5%
Aramark Services, Inc., 4.75%, 6/01/2026	$80,000	$83,767
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)	100,000	105,125
JBS USA LLC/JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	125,000	124,063
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	45,000	46,969
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)	40,000	41,816
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/2024	105,000	112,613
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	110,000	114,813

		$629,166
Forest & Paper Products - 0.1%
Appvion, Inc., 9%, 6/01/2020 (n)	$41,000	$21,115

Gaming & Lodging - 1.5%
CCM Merger, Inc., 6%, 3/15/2022 (n)	$85,000	$89,067
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	95,000	102,624
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	10,000	10,900
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.625%, 4/01/2025 (n)	80,000	82,900
MGM Resorts International, 6.625%, 12/15/2021	90,000	101,250
MGM Resorts International, 6%, 3/15/2023	70,000	77,525
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021	105,000	107,231
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	50,000	51,500

		$622,997

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Industrial - 0.3%
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	$105,000	$109,463

Insurance - Health - 0.2%
Centene Corp., 5.625%, 2/15/2021	$35,000	$36,400
Centene Corp., 6.125%, 2/15/2024	60,000	65,250

		$101,650
Machinery & Tools - 0.7%
CNH Industrial Capital LLC, 4.375%, 11/06/2020	$75,000	$78,563
CNH Industrial N.V., 4.5%, 8/15/2023	60,000	63,600
H&E Equipment Services Co., 7%, 9/01/2022	145,000	150,075

		$292,238
Major Banks - 0.6%
Bank of America Corp., FRN, 6.1%, 12/29/2049	$130,000	$143,325
JPMorgan Chase & Co., 6% to 8/01/2023, FRN to 12/31/2049	95,000	103,075

		$246,400
Medical & Health Technology & Services - 3.5%
AmSurg Corp., 5.625%, 7/15/2022	$85,000	$88,188
CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	100,000	85,750
DaVita, Inc., 5.125%, 7/15/2024	20,000	20,563
DaVita, Inc., 5%, 5/01/2025	120,000	121,776
HCA, Inc., 7.5%, 2/15/2022	160,000	184,800
HCA, Inc., 5.875%, 3/15/2022	30,000	33,180
HCA, Inc., 5%, 3/15/2024	90,000	95,535
HCA, Inc., 5.375%, 2/01/2025	140,000	149,100
HCA, Inc., 5.875%, 2/15/2026	40,000	43,600
HealthSouth Corp., 5.125%, 3/15/2023	105,000	107,625
MEDNAX, Inc., 5.25%, 12/01/2023 (n)	75,000	77,250
Quorum Health Corp., 11.625%, 4/15/2023	90,000	74,700
Tenet Healthcare Corp., 8%, 8/01/2020	63,000	64,024
Tenet Healthcare Corp., 8.125%, 4/01/2022	160,000	172,160
THC Escrow Corp. III, 5.125%, 5/01/2025 (n)	85,000	85,531
Universal Health Services, Inc., 7.625%, 8/15/2020	105,000	106,838

		$1,510,620
Medical Equipment - 0.5%
Hologic, Inc., 5.25%, 7/15/2022 (n)	$100,000	$105,625
Teleflex, Inc., 5.25%, 6/15/2024	80,000	83,600
Teleflex, Inc., 4.875%, 6/01/2026	30,000	30,900

		$220,125
Metals & Mining - 3.3%
First Quantum Minerals Ltd., 7%, 2/15/2021 (n)	$30,000	$31,125
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)	200,000	206,000
Freeport-McMoRan, Inc., 6.5%, 11/15/2020	15,000	15,431
Freeport-McMoRan, Inc., 6.875%, 2/15/2023	168,000	182,280
Freeport-McMoRan, Inc., 3.875%, 3/15/2023	85,000	82,131
GrafTech International Co., 6.375%, 11/15/2020	85,000	77,350
Kaiser Aluminum Corp., 5.875%, 5/15/2024	85,000	90,313
Kinross Gold Corp., 4.5%, 7/15/2027 (n)	70,000	69,738
Kinross Gold Corp., 5.125%, 9/01/2021	45,000	47,798
Kinross Gold Corp., 5.95%, 3/15/2024	60,000	65,400
Lundin Mining Corp., 7.5%, 11/01/2020 (n)	50,000	52,450
Lundin Mining Corp., 7.875%, 11/01/2022 (n)	85,000	92,650

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Metals & Mining - continued
Novelis Corp., 5.875%, 9/30/2026 (z)	$140,000	$147,350
Steel Dynamics, Inc., 5.125%, 10/01/2021	45,000	46,350
Steel Dynamics, Inc., 5.5%, 10/01/2024	80,000	85,600
Suncoke Energy, Inc., 7.625%, 8/01/2019	14,000	13,983
TMS International Corp., 7.625%, 10/15/2021 (n)	110,000	115,225

		$1,421,174
Midstream - 2.9%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)	$130,000	$132,925
DCP Midstream LP, 4.95%, 4/01/2022	43,000	44,129
DCP Midstream LP, 5.6%, 4/01/2044	30,000	28,500
DCP Midstream LP, 3.875%, 3/15/2023	55,000	53,625
Energy Transfer Equity LP, 7.5%, 10/15/2020	175,000	197,750
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	160,000	204,786
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	145,000	161,458
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/2019	50,000	50,688
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	45,000	46,406
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027 (n)	175,000	181,563
Williams Cos., Inc., 4.55%, 6/24/2024	115,000	119,169

		$1,220,999
Network & Telecom - 0.7%
CenturyLink, Inc., 6.45%, 6/15/2021	$15,000	$16,195
CenturyLink, Inc., 7.65%, 3/15/2042	85,000	78,810
Telecom Italia Capital, 6%, 9/30/2034	35,000	38,710
Zayo Group LLC/Zayo Capital, Inc., 6.375%, 5/15/2025	50,000	54,188
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)	110,000	116,600

		$304,503
Oil Services - 0.7%
Bristow Group, Inc., 6.25%, 10/15/2022	$125,000	$80,938
Diamond Offshore Drilling, Inc., 5.7%, 10/15/2039	140,000	105,700
Trinidad Drilling Ltd., 6.625%, 2/15/2025 (n)	100,000	94,250
Weatherford International Ltd., 8.25%, 6/15/2023	29,000	29,435

		$310,323
Oils - 0.5%
CITGO Holding, Inc., 10.75%, 2/15/2020 (n)	$105,000	$110,513
CITGO Petroleum Corp., 6.25%, 8/15/2022 (n)	110,000	111,925

		$222,438
Other Banks & Diversified Financials - 0.6%
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)	$200,000	$242,250

Pharmaceuticals - 0.7%
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/2022 (n)	$100,000	$98,500
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)	110,000	107,525
Valeant Pharmaceuticals International, Inc., 7%, 10/01/2020 (n)	90,000	88,875

		$294,900
Precious Metals & Minerals - 0.4%
Eldorado Gold Corp., 6.125%, 12/15/2020 (n)	$180,000	$183,600

Printing & Publishing - 0.5%
Nielsen Finance LLC, 5%, 4/15/2022 (n)	$130,000	$134,063
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/2024	80,000	83,500

		$217,563

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Real Estate - Healthcare - 0.6%
MPT Operating Partnership LP, REIT, 6.375%, 2/15/2022	$160,000	$165,200
MPT Operating Partnership LP, REIT, 5.25%, 8/01/2026	100,000	104,500

		$269,700
Real Estate - Other - 1.1%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027 (z)	$30,000	$31,688
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024 (n)	120,000	124,800
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/2021	115,000	119,183
Felcor Lodging LP, REIT, 5.625%, 3/01/2023	100,000	103,875
Starwood Property Trust, Inc., 5%, 12/15/2021	100,000	104,250

		$483,796
Restaurants - 0.1%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	$60,000	$63,600

Retailers - 0.9%
Dollar Tree, Inc., 5.75%, 3/01/2023	$130,000	$137,638
Hanesbrands, Inc., 4.625%, 5/15/2024 (n)	25,000	25,531
Hanesbrands, Inc., 4.875%, 5/15/2026 (n)	105,000	107,100
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	100,000	102,000

		$372,269
Specialty Chemicals - 1.0%
A Schulman, Inc., 6.875%, 6/01/2023	$130,000	$135,850
Koppers, Inc., 6%, 2/15/2025 (n)	100,000	106,500
Univar USA, Inc., 6.75%, 7/15/2023 (n)	170,000	178,075

		$420,425
Specialty Stores - 0.5%
Argos Merger Sub, Inc., 7.125%, 3/15/2023 (n)	$110,000	$99,550
Group 1 Automotive, Inc., 5%, 6/01/2022	120,000	122,400

		$221,950
Supermarkets - 0.3%
Albertsons Cos. LLC/Safeway, Inc., 6.625%, 6/15/2024 (n)	$130,000	$122,200

Telecommunications - Wireless - 3.2%
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)	$200,000	$219,000
Digicel Group Ltd., 7.125%, 4/01/2022 (n)	200,000	177,600
SFR Group S.A., 7.375%, 5/01/2026 (n)	200,000	216,500
Sprint Capital Corp., 6.875%, 11/15/2028	105,000	114,450
Sprint Corp., 7.875%, 9/15/2023	130,000	147,550
Sprint Corp., 7.125%, 6/15/2024	125,000	137,031
Sprint Nextel Corp., 6%, 11/15/2022	80,000	84,400
T-Mobile USA, Inc., 6.125%, 1/15/2022	10,000	10,475
T-Mobile USA, Inc., 6.5%, 1/15/2024	75,000	80,625
T-Mobile USA, Inc., 5.125%, 4/15/2025	60,000	63,600
T-Mobile USA, Inc., 6.5%, 1/15/2026	70,000	77,875
T-Mobile USA, Inc., 5.375%, 4/15/2027	50,000	54,000

		$1,383,106
Telephone Services - 0.3%
Level 3 Financing, Inc., 5.375%, 1/15/2024	$25,000	$26,313
Level 3 Financing, Inc., 5.375%, 5/01/2025	100,000	106,250

		$132,563

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Transportation - Services - 0.1%
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)	$55,000	$42,900
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022	20,000	19,475

		$62,375
Utilities - Electric Power - 1.3%
Calpine Corp., 5.5%, 2/01/2024	$120,000	$112,650
Calpine Corp., 5.75%, 1/15/2025	80,000	74,700
Covanta Holding Corp., 6.375%, 10/01/2022	35,000	35,875
Covanta Holding Corp., 5.875%, 3/01/2024	65,000	63,375
Covanta Holding Corp., 5.875%, 7/01/2025	50,000	48,813
NRG Energy, Inc., 6.625%, 3/15/2023	110,000	113,919
NRG Energy, Inc., 7.25%, 5/15/2026	75,000	79,313
Pattern Energy Group, Inc., 5.875%, 2/01/2024 (z)	15,000	15,825

		$544,470
Total Bonds		$23,979,314

Common Stocks - 37.5%
Brokerage & Asset Managers - 3.1%
BlackRock, Inc.	1,259	$537,001
NASDAQ, Inc.	10,397	773,225

		$1,310,226
Business Services - 1.6%
Accenture PLC, “A”	5,417	$697,818

Cable TV - 0.9%
Comcast Corp., “A”	9,147	$369,996

Chemicals - 2.8%
3M Co.	2,787	$560,661
PPG Industries, Inc.	6,053	637,078

		$1,197,739
Construction - 1.1%
Sherwin-Williams Co.	1,392	$469,480

Electrical Equipment - 1.3%
Johnson Controls International PLC	14,346	$558,777

Electronics - 2.0%
Texas Instruments, Inc.	10,331	$840,737

Entertainment - 1.0%
Time Warner, Inc.	4,293	$439,689

Food & Beverages - 1.4%
Nestle S.A., ADR	6,979	$588,260

Food & Drug Stores - 1.2%
CVS Health Corp.	6,424	$513,470

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - 3.1%
Aon PLC	4,867	$672,473
Travelers Cos., Inc.	5,078	650,441

		$1,322,914
Major Banks - 2.9%
JPMorgan Chase & Co.	8,108	$744,314
Wells Fargo & Co.	9,257	499,323

		$1,243,637
Medical Equipment - 3.9%
Danaher Corp.	5,513	$449,254
Medtronic PLC	7,154	600,721
Thermo Fisher Scientific, Inc.	3,616	634,716

		$1,684,691
Oil Services - 1.1%
LTRI Holdings LP (a)	60	$53,365
Schlumberger Ltd.	6,363	436,502

		$489,867
Other Banks & Diversified Financials - 4.1%
Citigroup, Inc.	15,075	$1,031,884
U.S. Bancorp	14,028	740,398

		$1,772,282
Pharmaceuticals - 1.1%
Johnson & Johnson	3,411	$452,708

Printing & Publishing - 1.6%
Moody’s Corp.	5,257	$691,979

Tobacco - 1.6%
Philip Morris International, Inc.	5,851	$682,870

Utilities - Electric Power - 1.7%
Duke Energy Corp.	8,287	$705,389
Total Common Stocks		$16,032,529

Floating Rate Loans (g)(r) - 0.7%
Aerospace - 0.1%
TransDigm, Inc., Term Loan C, 4.29%, 2/28/2020	$66,341	$66,557

Computer Software - Systems - 0.1%
Sabre GLBL, Inc., Term Loan B, 3.98%, 2/22/2024	$32,338	$32,574

Consumer Products - 0.1%
Spectrum Brands, Inc., Term Loan B, 3.27%, 6/23/2022	$30,511	$30,644

Entertainment - 0.2%
Cedar Fair LP, Term Loan B, 3.48%, 4/13/2024	$41,964	$42,247
Six Flags Theme Parks, Inc., Term Loan B, 3.24%, 6/30/2022	32,500	32,713

		$74,960

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) - continued
Medical & Health Technology & Services - 0.2%
DaVita HealthCare Partners, Inc., Term Loan B, 3.98%, 6/24/2021	$75,419	$75,984
Total Floating Rate Loans		$280,719

Money Market Funds - 4.8%
MFS Institutional Money Market Portfolio, 1.08% (v)	2,070,082	$2,070,082
Total Investments		$42,362,644

Other Assets, Less Liabilities - 1.0%		442,311
Net Assets - 100.0%		$42,804,955

(a)	Non-income producing security.
(d)	In default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $10,924,643, representing 25.5% of net assets.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Alpine Finance Merger Sub LLC, 6.875%, 8/01/2025	6/28/17-6/07/17	$61,088	$62,250
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027	6/22/17-6/23/17	31,265	31,688
Dae Funding LLC, 5%, 8/01/2024	7/21/17-7/26/17	106,213	107,207
Morgan Stanley Capital I, Inc., FRN, 1.493%, 4/28/2039	7/20/04	539	528
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022	3/19/17-6/08/17	105,403	108,541
Novelis Corp., 5.875%, 9/30/2026	5/12/17-6/14/17	145,077	147,350
Pattern Energy Group, Inc., 5.875%, 2/01/2024	7/19/17	15,785	15,825
Seven Generations Energy, 6.75%, 5/01/2023	4/20/17-7/21/17	89,966	89,250
VeriSign, Inc., 4.75%, 7/15/2027	6/29/17	27,000	27,405
WMG Acquisition Corp., 5%, 8/01/2023	5/11/17-5/12/17	30,691	31,050
Total Restricted Securities			$621,094
% of Net assets			1.5%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 7/31/17

Forward Foreign Currency Exchange Contracts at 7/31/17

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
USD	126,490	EUR	111,755	Goldman Sachs International	8/10/2017	$(5,860)

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

7/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$15,390,904	$—	$53,365	$15,444,269
Switzerland	588,260	—	—	588,260
Non-U.S. Sovereign Debt	—	289,140	—	289,140
U.S. Corporate Bonds	—	20,207,676	—	20,207,676
Commercial Mortgage-Backed Securities	—	14,278	—	14,278
Foreign Bonds	—	3,468,220	—	3,468,220
Floating Rate Loans	—	280,719	—	280,719
Mutual Funds	2,070,082	—	—	2,070,082
Total Investments	$18,049,246	$24,260,033	$53,365	$42,362,644

Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Liabilities	$—	$(5,860)	$—	$(5,860)

For further information regarding security characteristics, see the Portfolio of Investments

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 10/31/16	$—
Received from a corporate action	53,365
Balance as of 7/31/17	$53,365

At July 31, 2017, the fund held one level 3 security.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$36,627,562
Gross unrealized appreciation	6,493,078
Gross unrealized depreciation	(757,996)
Net unrealized appreciation (depreciation)	$5,735,082

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,491,200	7,136,064	(6,557,182)	2,070,082

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(125)	$—	$11,677	$2,070,082

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SPECIAL VALUE TRUST

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: September 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: September 15, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 15, 2017

*	Print name and title of each signing officer under his or her signature.